UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Point Bridge America First ETF
MAGA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Point Bridge America First ETF for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.investpolitically.com/investor-materials/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Point Bridge America First ETF	$38	0.72%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$26,037,340
Number of Holdings	138
Portfolio Turnover	8%
30-Day SEC Yield	1.39%
30-Day SEC Yield Unsubsidized	1.39%
Visit https://www.investpolitically.com/investor-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Financial	21.5%
Industrial	17.8%
Consumer, Cyclical	14.4%
Consumer, Non-cyclical	12.0%
Energy	11.8%
Utilities	10.9%
Basic Materials	5.6%
Technology	3.4%
Communications	2.6%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets)
HEICO Corporation	1.4%
ConocoPhillips	1.4%
Lennar Corporation	1.2%
Robinhood Markets, Inc.	1.1%
Synchrony Financial	0.9%
Apollo Global Management, Inc.	0.9%
LPL Financial Holdings, Inc.	0.9%
Vistra Corporation	0.8%
Interactive Brokers Group, Inc.	0.8%
Cheniere Energy, Inc.	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.investpolitically.com/investor-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Point Bridge Capital, LLC documents not be householded, please contact Point Bridge Capital, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Point Bridge Capital, LLC or your financial intermediary.
Point Bridge America First ETF	PAGE 1	TSR-SAR-26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Point Bridge America First ETF (Ticker: MAGA)
Semi-Annual Financial Statements and Additional Information
December 31, 2024
(Unaudited)

Point Bridge America First ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace/Defense - 2.9%
HEICO Corporation	776	$184,486
HEICO Corporation - Class A	993	184,778
Howmet Aerospace, Inc.	1,908	208,678
Lockheed Martin Corporation	350	170,079
		748,021
Agriculture - 0.7%
Altria Group, Inc.	3,542	185,211
Airlines - 1.6%
Delta Air Lines, Inc.	3,268	197,714
Southwest Airlines Company	6,233	209,553
		407,267
Banks - 5.3%
Bank of America Corporation	4,568	200,764
Fifth Third Bancorp	4,423	187,004
First Citizens BancShares, Inc. - Class A	99	209,189
Huntington Bancshares, Inc.	12,321	200,463
PNC Financial Services Group, Inc.	1,020	196,707
Regions Financial Corporation	8,098	190,465
Truist Financial Corporation	4,456	193,301
		1,377,893
Beverages - 1.5%
Keurig Dr Pepper, Inc.	5,814	186,746
Monster Beverage Corporation(a)	3,648	191,739
		378,485
Biotechnology - 0.6%
Amgen, Inc.	598	155,863
Building Materials - 2.7%
Builders FirstSource, Inc.(a)	1,110	158,652
CRH PLC	1,992	184,300
Martin Marietta Materials, Inc.	329	169,929
Vulcan Materials Company	706	181,604
		694,485
Chemicals - 3.7%
Celanese Corporation	1,529	105,822
CF Industries Holdings, Inc.	2,270	193,676
Dow, Inc.	3,896	156,346
Ecolab, Inc.	781	183,004
LyondellBasell Industries NV - Class A	2,203	163,617
Westlake Corporation	1,444	165,555
		968,020
Commercial Services - 4.3%
Cintas Corporation	928	169,545
Equifax, Inc.	722	184,002
Global Payments, Inc.	1,827	204,734
Quanta Services, Inc.	629	198,795

	Shares	Value
Rollins, Inc.	4,031	$186,837
United Rentals, Inc.	241	169,770
		1,113,683
Computers - 0.5%
Amentum Holdings, Inc.(a)	6,197	130,323
Distribution/Wholesale - 2.2%
Copart, Inc.(a)	3,705	212,630
Fastenal Company	2,439	175,388
Watsco, Inc.	403	190,978
		578,996
Diversified Financial Services - 6.2%
Apollo Global Management, Inc.	1,354	223,627
Blue Owl Capital, Inc.	8,895	206,898
Charles Schwab Corporation	2,690	199,087
Interactive Brokers Group, Inc. - Class A	1,241	219,247
Intercontinental Exchange, Inc.	1,234	183,878
LPL Financial Holdings, Inc.	680	222,027
Rocket Companies, Inc. - Class A(a)	12,145	136,753
Synchrony Financial	3,454	224,510
		1,616,027
Electric - 9.5%
Ameren Corporation	2,222	198,069
American Electric Power Company, Inc.	1,962	180,955
CenterPoint Energy, Inc.	6,674	211,766
Constellation Energy Corporation	740	165,545
Dominion Energy, Inc.	3,235	174,237
Duke Energy Corporation	1,694	182,512
Entergy Corporation	2,636	199,861
Evergy, Inc.	3,203	197,145
Exelon Corporation	5,001	188,238
FirstEnergy Corporation	4,572	181,874
PPL Corporation	6,046	196,253
Southern Company	2,155	177,400
Vistra Corporation	1,597	220,178
		2,474,033
Electrical Components & Equipment - 1.6%
AMETEK, Inc.	1,070	192,878
Emerson Electric Company	1,760	218,117
		410,995
Electronics - 1.5%
Garmin, Ltd.	963	198,628
Hubbell, Inc.	449	188,082
		386,710
Food - 1.5%
Sysco Corporation	2,543	194,438
Tyson Foods, Inc. - Class A	3,270	187,829
		382,267

The accompanying notes are an integral part of these financial statements.

1

Point Bridge America First ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - 0.7%
Atmos Energy Corporation	1,379	$192,053
Hand/Machine Tools - 0.6%
Stanley Black & Decker, Inc.	2,044	164,113
Healthcare-Products - 2.7%
Abbott Laboratories	1,609	181,994
Cooper Companies, Inc.(a)	1,803	165,750
STERIS PLC	848	174,315
Zimmer Biomet Holdings, Inc.	1,779	187,915
		709,974
Home Builders - 2.5%
DR Horton, Inc.	1,139	159,255
Lennar Corporation - Class A	1,125	153,416
Lennar Corporation - Class B	1,192	157,523
NVR, Inc.(a)	21	171,757
		641,951
Household Products/Wares - 0.7%
Kimberly-Clark Corporation	1,418	185,815
Insurance - 4.4%
Allstate Corporation	1,037	199,923
Berkshire Hathaway, Inc. - Class B(a)	422	191,284
Chubb, Ltd.	688	190,094
Cincinnati Financial Corporation	1,357	195,001
Travelers Companies, Inc.	777	187,172
W R Berkley Corporation	3,317	194,111
		1,157,585
Internet - 1.1%
Robinhood Markets, Inc. - Class A(a)	7,960	296,590
Iron/Steel - 1.9%
Nucor Corporation	1,329	155,107
Reliance, Inc.	665	179,058
Steel Dynamics, Inc.	1,428	162,892
		497,057
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	503	182,468
Machinery-Diversified - 0.8%
Deere & Company	477	202,105
Media - 0.7%
Charter Communications, Inc. - Class A(a)	521	178,583
Miscellaneous Manufacturing - 1.4%
Carlisle Cos., Inc.	452	166,716
Parker-Hannifin Corporation	301	191,445
		358,161

	Shares	Value
Oil & Gas - 7.8%
ConocoPhillips	3,554	$352,450
Coterra Energy, Inc.	8,401	214,561
Devon Energy Corporation	4,979	162,963
Diamondback Energy, Inc.	1,085	177,756
EOG Resources, Inc.	1,579	193,554
Hess Corporation	1,385	184,219
Marathon Petroleum Corporation	1,333	185,953
Occidental Petroleum Corporation	3,849	190,179
Phillips 66	1,590	181,149
Valero Energy Corporation	1,488	182,414
		2,025,198
Packaging & Containers - 1.4%
Amcor PLC	18,595	174,979
Smurfit WestRock PLC	3,708	199,713
		374,692
Pipelines - 4.0%
Cheniere Energy, Inc.	1,019	218,953
Kinder Morgan, Inc.	7,891	216,213
ONEOK, Inc.	2,044	205,218
Targa Resources Corporation	1,155	206,167
Williams Companies, Inc.	3,701	200,298
		1,046,849
Private Equity - 1.5%
Blackstone, Inc.	1,135	195,697
KKR & Company, Inc.	1,387	205,151
		400,848
REITS - 4.1%
Alexandria Real Estate Equities, Inc.	1,721	167,884
Extra Space Storage, Inc.	1,185	177,276
Invitation Homes, Inc.	6,076	194,250
Public Storage	590	176,670
VICI Properties, Inc.	6,069	177,275
Weyerhaeuser Company	6,117	172,193
		1,065,548
Retail - 8.1%
AutoZone, Inc.(a)	64	204,928
Dollar General Corporation	2,334	176,964
Dollar Tree, Inc.(a)	2,865	214,703
Ferguson Enterprises, Inc.	964	167,321
Genuine Parts Company	1,680	196,157
Home Depot, Inc.	487	189,438
Lowe’s Companies, Inc.	729	179,917
O’Reilly Automotive, Inc.(a)	166	196,843
Tractor Supply Company	3,579	189,902
Walmart, Inc.	2,322	209,793
Yum! Brands, Inc.	1,442	193,459
		2,119,425
Software - 2.9%
Bentley Systems, Inc. - Class B	3,941	184,044
Paychex, Inc.	1,372	192,382

The accompanying notes are an integral part of these financial statements.

2

Point Bridge America First ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Roper Technologies, Inc.	353	$183,507
Workday, Inc. - Class A(a)	798	205,908
		765,841
Telecommunications - 0.8%
Motorola Solutions, Inc.	421	194,599
Transportation - 4.2%
CSX Corporation	5,714	184,391
FedEx Corporation	696	195,806
JB Hunt Transport Services, Inc.	1,055	180,046
Old Dominion Freight Line, Inc.	950	167,580
Union Pacific Corporation	820	186,993
United Parcel Service, Inc. - Class B	1,424	179,566
		1,094,382
Water - 0.7%
American Water Works Company, Inc.	1,403	174,659
TOTAL COMMON STOCKS (Cost $22,234,595)		26,036,775
TOTAL INVESTMENTS - 100.0% (Cost $22,234,595)		$26,036,775
Other Assets in Excess of Liabilities - 0.0%(b)		565
TOTAL NET ASSETS - 100.0%		$26,037,340

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Point Bridge America First ETF
Statement of Assets and Liabilities
December 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$26,036,775
Dividends receivable	30,968
Interest receivable	291
Total assets	26,068,034
LIABILITIES:
Payable to adviser	16,390
Payable to custodian	14,304
Total liabilities	30,694
NET ASSETS	$26,037,340
NET ASSETS CONSISTS OF:
Paid-in capital	$23,981,184
Total distributable earnings	2,056,156
Total net assets	$26,037,340
Net assets	$26,037,340
Shares issued and outstanding(a)	550,000
Net asset value per share	$47.34
COST:
Investments, at cost	$22,234,595

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Point Bridge America First ETF
Statement of Operations
For the Period Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$244,830
Less: Issuance fees	(22)
Interest income	1,694
Total investment income	246,502
EXPENSES:
Investment advisory fee	86,457
Total expenses	86,457
NET iNVESTMENT iNCOME	160,045
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(129,703)
In-kind redemptions	913,177
Net realized gain	783,474
Net change in unrealized appreciation on:
Investments	615,680
Net change in unrealized appreciation	615,680
Net realized and unrealized gain	1,399,154
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,559,199

The accompanying notes are an integral part of these financial statements.

5

Point Bridge America First ETF
Statements of Changes in Net Assets

	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS:
Net investment income	$160,045	$327,960
Net realized gain	783,474	531,857
Net change in unrealized appreciation	615,680	1,921,333
Net increase in net assets from operations	1,559,199	2,781,150
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(308,120)	(316,863)
Total distributions to shareholders	(308,120)	(316,863)
CAPITAL TRANSACTIONS:
Subscriptions	6,115,930	4,175,360
Redemptions	(2,395,300)	(4,141,337)
Net increase in net assets from capital transactions	3,720,630	34,023
Net increase in net assets	4,971,709	2,498,310
NET ASSETS:
Beginning of the period	21,065,631	18,567,321
End of the period	$26,037,340	$21,065,631
SHARES TRANSACTIONS
Subscriptions	125,000	100,000
Redemptions	(50,000)	(100,000)
Total increase in shares outstanding	75,000	—

The accompanying notes are an integral part of these financial statements.

6

Point Bridge America First ETF
Financial Highlights

	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$44.35	$39.09	$35.82	$36.22	$24.01	$27.39
INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.69	0.60	0.52	0.47	0.48
Net realized and unrealized gain (loss) on investments(e)	3.23	5.24	3.18	(0.65)	12.51	(3.23)
Total from investment operations	3.55	5.93	3.78	(0.13)	12.98	(2.75)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)	(0.63)
Total distributions	(0.56)	(0.67)	(0.51)	(0.27)	(0.77)	(0.63)
Net asset value, end of period	$47.34	$44.35	$39.09	$35.82	$36.22	$24.01
Total return(b)	8.00%	15.30%	10.57%	−0.41%	54.82%	−10.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,037	$21,066	$18,567	$15,223	$12,679	$8,402
Ratio of expenses to average net assets(c)	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets(c)	1.33%	1.66%	1.59%	1.36%	1.54%	1.83%
Portfolio turnover rate(b)(d)	8%	26%	36%	47%	68%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

7

Point Bridge America First ETF
Notes to Financial Statements
December 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Point Bridge America First ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge America First Index (the “Index”). The Fund commenced operations on September 6, 2017.
The end of the reporting period for the Fund is December 31, 2024, and the period covered by these Notes to Financial Statements is the period from July 1, 2024 through December 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

8

Point Bridge America First ETF
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Investments^	Level 1	Level 2	Level 3	Total
Common Stocks	$26,036,775	$ —	$ —	$26,036,775
Total Investments	$26,036,775	$—	$—	$26,036,775

^	Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.

Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received.
Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

9

Point Bridge America First ETF
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for redemptions in-kind. During the fiscal year ended June 30, 2024, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(701,898)	$701,898

I.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

10

Point Bridge America First ETF
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Advisory, LLC, doing business as Vident Asset Management, (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets. The Adviser is paid monthly, and the Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,999,151 and $2,086,358, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were $6,098,086 and $2,326,640, respectively.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of June 30, 2024, were as follows:

Tax cost of investments	$18,263,741
Gross tax unrealized appreciation	$3,804,735
Gross tax unrealized depreciation	(1,019,886)
Net tax unrealized appreciation (depreciation)	2,784,849
Undistributed ordinary income	140,884
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(2,120,656)
Distributable earnings (accumulated deficit)	$805,077

11

Point Bridge America First ETF
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2024 the Fund did not elect to defer any Post-October losses or late-year ordinary losses.
As of June 30, 2024, the Fund had a short-term capital loss carryforward of $462,944 and a long-term capital loss carryforward of $1,657,712. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2024 and June 30, 2023 was $316,863 and $242,140 of ordinary income, respectively.
NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

12

Point Bridge America First ETF
FEDERAL TAX Information (Unaudited)
For the fiscal year ended June 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percent of dividends declared from ordinary income designated as qualified dividend income was 100%.
For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2024 was 100%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0%

13

Point Bridge America First ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund's Statement of Additional Information.

14

Point Bridge America First ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (the “Adviser”) and the Trust, on behalf of Point Bridge America First ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser serves as index provider to the Fund, and the Fund tracks an index created by the Adviser and based on the Adviser’s intellectual property.
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended March 31, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) trailed but was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board also noted that the Fund slightly outperformed its broad-based benchmark, the S&P 500 Total Return Index, over the three-year period, but

15

Point Bridge America First ETF
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Fund underperformed the same benchmark over the one-year, five-year, and since inceptions periods. In comparing their returns, the Board noted that the S&P 500 Total Return Index provides an indication of the performance of U.S. large-cap companies, while the Fund’s objective is to track its underlying index, which tracks the performance of U.S. companies whose employees and political action committees are highly supportive of Republican Candidates and Committees (as defined by the index).
In addition, the Board observed that information regarding the Fund’s past investment performance for periods ended March 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Large Value (the “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include index-based funds with similar political themes.
The Board then noted that for the one-year, three-year, and five-year periods ended March 31, 2024, the Fund outperformed the median return of funds in its Peer Group and Category Peer Group. The Board also considered that the Fund underperformed each of the funds in the Selected Peer Group for the one-year and three-year periods, noting that none of the peer funds in its Selected Peer Group had five-year track records.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/25

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/25

* Print the name and title of each signing officer under his or her signature.